Offerings	Sep. 24, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Maximum Aggregate Offering Price	$ 500,000,000.00
Amount of Registration Fee	$ 54,550.00
Offering Note	The registrant previously paid $54,550 in connection with the registrant's registration statement on Form N-2 (File No. 333-255702) as filed with the Securities and Exchange Commission on April 30, 2021.